Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash and Cash Equivalents and Short-Term Financial Assets by Currencies (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 43,852	SFr 38,327	SFr 41,932	SFr 19,786
Short-term financial assets	74,070	53,324
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	13,664	19,144
Short-term financial assets	65,032	33,532
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	25,162	16,610
Short-term financial assets	8,988	15,148
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	4,890	2,020
Short-term financial assets	50	4,644
Iceland Krona
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	114	542
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 22	SFr 11